Investment - Summary of Balances and Changes in Joint Ventures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Joint ventures, beginning		R$ 139,100
Share of profit (loss) of joint ventures		18,068	R$ 45,812	R$ 14,463
Transfer to (from) provision for liabilities		(2,096)	2,096
Joint ventures, ending		71,389	139,100
Uniao vopak [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		7,734	7,342	7,446
Capital increase		0	0	0
Capital decrease	[1]	0	0
Other reserves		0	0	0
Proposed dividends			0	(1,474)
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		602	392	1,370
Disposition of investment		0
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		8,336	7,734	7,342
Rpr [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		0	18,792	20,118
Capital increase		0	0	0
Capital decrease	[1]	0	0
Other reserves		99	1,065	(7,771)
Proposed dividends			(165)	(4,295)
Actuarial gain of post-employment benefits		5,723
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		822	(21,788)	10,740
Disposition of investment		0
Transfer to (from) provision for liabilities		(2,096)	2,096
Joint ventures, ending		4,548	0	18,792
Connect car [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		81,180	82,818	74,390
Capital increase		15,000	20,000	35,000
Capital decrease	[1]	0	0
Other reserves		0	0	0
Proposed dividends			0	0
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		(18,081)	(21,638)	(26,572)
Disposition of investment		(78,099)
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		0	81,180	82,818
Latitude Logística [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		10,351	10,351	0
Capital increase		5,001	0	10,351
Capital decrease	[1]	(5,001)	0
Other reserves		0	0	0
Proposed dividends			0	0
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		(966)
Share of profit (loss) of joint ventures		593	0	0
Disposition of investment		0
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		9,978	10,351	10,351
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		21,624	23,581	0
Capital increase		3,697	0	23,581
Capital decrease	[1]	0	(363)
Other reserves		0	0	0
Proposed dividends			0	0
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		(3,032)	(1,594)	0
Disposition of investment		0
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		22,289	21,624	23,581
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		824	1,930	0
Capital increase		0	303	1,930
Capital decrease	[1]	0	0
Other reserves		0	0	0
Proposed dividends			0	0
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		1,592	(1,409)	0
Disposition of investment		0
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		2,416	824	1,930
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		7,676	4,183	0
Capital increase		6,399	3,894	4,183
Capital decrease	[1]	0	0
Other reserves		0	0	0
Proposed dividends			0	0
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		(819)	(401)	0
Disposition of investment		0
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		13,256	7,676	4,183
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		9,711	4,079	0
Capital increase		600	5,006	4,079
Capital decrease	[1]	0	0
Other reserves		0	0	0
Proposed dividends			0	0
Actuarial gain of post-employment benefits		0
Shareholder transaction – changes of investments		0
Share of profit (loss) of joint ventures		255	626	0
Disposition of investment		0
Transfer to (from) provision for liabilities		0	0
Joint ventures, ending		10,566	9,711	4,079
Joint ventures [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		139,100	153,076	101,954
Capital increase		30,697	29,203	79,124
Capital decrease	[1]	5,001	363
Other reserves		99	1,065	(7,771)
Proposed dividends			(165)	(5,769)
Actuarial gain of post-employment benefits		5,723
Shareholder transaction – changes of investments		(966)
Share of profit (loss) of joint ventures		18,068	45,812	14,462
Disposition of investment		(78,099)
Transfer to (from) provision for liabilities		(2,096)	2,096
Joint ventures, ending		R$ 71,389	R$ 139,100	R$ 153,076

[1]	Refers to reimbursement of expenses that preceded the port area auctions and that were apportioned among the other members of the consortium.